Provision for taxes, civil and labor risks (Details) - BRL (R$) R$ in Millions	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provision for taxes, civil and labor risks
Other provisions	R$ 77.3	R$ 73.2	R$ 76.4
Taxes
Provision for taxes, civil and labor risks
Other provisions	1.9	1.9
Civil
Provision for taxes, civil and labor risks
Other provisions	51.3	48.7
Labor
Provision for taxes, civil and labor risks
Other provisions	R$ 24.1	R$ 22.6